Dear Shareholder:

The Victory Portfolios Prospectus for the following Funds is being revised. This information is important and is part of your Prospectus.
--------------------------------------------------------------------------------

                             The Victory Portfolios

                            Intermediate Income Fund
                                 Fund for Income

                          Supplement dated June 2, 2004
                      To the Prospectus dated March 1, 2004

1. The following modifies the disclosure of relevant expense limitation arrangements in each Fund's Risk/Return Summary under the heading "Fund Expenses":

        In addition to any voluntary or contractual fee waivers or expense reimbursements by Victory Capital Management Inc. (each Fund's investment adviser) to limit the Fund's total operating expenses, BISYS Fund Services Ohio, Inc. (the Fund's administrator) or any of the Fund's other service providers may voluntarily waive its fees or reimburse expenses, as permitted by law, in order to reduce the Fund's total operating expenses.

2. The following sentence is added under "How to Buy Shares" on pages 15 and 16:

        The minimum investment required to open an account will be waived for employees of the Adviser and the Administrator, and their affiliates.



























Please keep this supplement with your Prospectus. For more information, please call the Victory Funds at 800-539-3863.


                                  VF-TXFI-SUP1

Dear Shareholder:

The Victory Portfolios Prospectus for the following Funds is being revised. This information is important and is part of your Prospectus.
--------------------------------------------------------------------------------

                             The Victory Portfolios

                             Prime Obligations Fund
                             Financial Reserves Fund
                        Gradison Government Reserves Fund
                           Tax-Free Money Market Fund
                        Ohio Municipal Money Market Fund

                          Supplement dated June 2, 2004
                      To the Prospectus dated March 1, 2004

1. The following modifies the disclosure of relevant expense limitation arrangements in each Fund's Risk/Return Summary under the heading "Fund Expenses":

        In addition to any voluntary or contractual fee waivers or expense reimbursements by Victory Capital Management Inc. (each Fund's investment adviser) to limit the Fund's total operating expenses, BISYS Fund Services Ohio, Inc. (the Fund's administrator) or any of the Fund's other service providers may voluntarily waive its fees or reimburse expenses, as permitted by law, in order to reduce the Fund's total operating expenses.

2. The following sentence is added under "How to Buy Shares" on pages 19 and 20:

        The minimum investment required to open an account will be waived for employees of the Adviser and the Administrator, and their affiliates.























Please keep this supplement with your Prospectus. For more information, please call the Victory Funds at 800-539-3863.


                                  VF-MMMF-SUP1

Dear Shareholder:

The Victory Portfolios Prospectus for the following Funds is being revised. This information is important and is part of your Prospectus.
--------------------------------------------------------------------------------

                             The Victory Portfolios

                                   Value Fund
                                Diversified Stock
                                Stock Index Fund
                                   Growth Fund
                             Established Value Fund
                               Special Value Fund
                         Small Company Opportunity Fund
                               Focused Growth Fund

                          Supplement dated June 2, 2004
                      To the Prospectus dated March 1, 2004

1. The following modifies the disclosure of relevant expense limitation arrangements in each Fund's Risk/Return Summary under the heading "Fund Expenses":

        In addition to any voluntary or contractual fee waivers or expense reimbursements by Victory Capital Management Inc. (each Fund's investment adviser) to limit the Fund's total operating expenses, BISYS Fund Services Ohio, Inc. (the Fund's administrator) or any of the Fund's other service providers may voluntarily waive its fees or reimburse expenses, as permitted by law, in order to reduce the Fund's total operating expenses.

2. The following modifies the information on page 5 of this Prospectus relating to the net expenses of Class A Share of the Diversified Stock Fund.

         Fund Expenses

         ----------------------------------------------------------------------------------- -----------------------
         Annual Fund Operating Expenses (deducted from Fund assets)                                 Class A
         ----------------------------------------------------------------------------------- -----------------------
         Management Fees                                                                          0.64%
         ----------------------------------------------------------------------------------- -----------------------
         Distribution (12b-1) Fees                                                                0.00%
         ----------------------------------------------------------------------------------- -----------------------
         Other Expenses                                                                           0.52%
         (includes a shareholder servicing fee of 0.25% applicable to Class A Shares)
         ----------------------------------------------------------------------------------- -----------------------
         Total Fund Operating Expenses                                                            1.16%
         ----------------------------------------------------------------------------------- -----------------------
         Fee Waiver/Expense Reimbursement                                                        (0.06)%
         ----------------------------------------------------------------------------------- -----------------------
         Net Expenses                                                                             1.10% *
         ----------------------------------------------------------------------------------- -----------------------

         * Victory Capital Management Inc. (the Fund's investment adviser) has contractually agreed to waive its management fees or to reimburse expenses, as allowed by law, so that the net operating expenses of Class A Shares of the Fund do not exceed 1.10% until at least February 28, 2005. In addition to any voluntary or contractual fee waivers or expense reimbursements by Victory Capital Management Inc. to limit the Fund's total operating expenses, BISYS Fund Services Ohio, Inc. (the Fund's administrator) or any of the Fund's other service providers may voluntarily waive its fees or reimburse expenses, as permitted by law, in order to reduce the Fund's total operating expenses.

                                  VF-EQTY-SUP1

         EXAMPLE

         The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

         ---------------------- -------------------- --------------------- -------------------- --------------------
                                   1 Year               3 Years              5 Years              10 Years
         ---------------------- -------------------- --------------------- -------------------- --------------------
            Class A                    $681                 $905                $1,146               $1,838
         ---------------------- -------------------- --------------------- -------------------- --------------------

3. The following sentence is added under "How to Buy Shares" on pages 28 and 29:

        The minimum investment required to open an account will be waived for employees of the Adviser and the Administrator, and their affiliates.



































Please keep this supplement with your Prospectus. For more information, please call the Victory Funds at 800-539-3863.

                                  VF-EQTY-SUP1

Dear Shareholder:

The Victory Portfolios Prospectus for the following Funds is being revised. This information is important and is part of your Prospectus.
--------------------------------------------------------------------------------

                             The Victory Portfolios

                                  Balanced Fund
                                Convertible Fund
                                Real Estate Fund

                          Supplement dated June 2, 2004
                      To the Prospectus dated March 1, 2004

1. The following modifies the disclosure of relevant expense limitation arrangements in each Fund's Risk/Return Summary under the heading "Fund Expenses":

        In addition to any voluntary or contractual fee waivers or expense reimbursements by Victory Capital Management Inc. (each Fund's investment adviser) to limit the Fund's total operating expenses, BISYS Fund Services Ohio, Inc. (the Fund's administrator) or any of the Fund's other service providers may voluntarily waive its fees or reimburse expenses, as permitted by law, in order to reduce the Fund's total operating expenses.

2. The following sentence is added under "How to Buy Shares" on pages 18 and 19:

        The minimum investment required to open an account will be waived for employees of the Adviser and the Administrator, and their affiliates.

3. On page 23, under "Organization and Management of the Funds," replace the third paragraph under "Portfolio Management" with the following:

        Carolyn M. Rains and Robert R. Maneri are the co-portfolio managers of the Real Estate Fund. Together they are primarily responsible for the day-to-day management of the Fund's portfolio. Ms. Rains has been the Fund's co-portfolio manager since April 2002. A Portfolio Manager and a Director of the Adviser, she has been with Victory Capital Management Inc. (the Adviser) or an affiliate since 1998. Prior to that, she had served as an Assistant Manager, Credit Management for Chase Manhattan Bank. She is a Chartered Financial Analyst Charter Holder. Mr. Maneri, a Senior Research Analyst and Managing Director with the Adviser or an affiliate since 1995, has been the Fund's co-portfolio manager since April 30, 2004.













Please keep this supplement with your Prospectus. For more information, please call the Victory Funds at 800-539-3863.


                                  VF-SPEC-SUP1

Dear Shareholder:

The Victory Portfolios Prospectus for the following Funds is being revised. This information is important and is part of your Prospectus.
--------------------------------------------------------------------------------

                             The Victory Portfolios

                          National Municipal Bond Fund
                          New York Municipal Bond Fund
                            Ohio Municipal Bond Fund

                          Supplement dated June 2, 2004
                      To the Prospectus dated March 1, 2004

1. The following modifies the disclosure of relevant expense limitation arrangements in each Fund's Risk/Return Summary under the heading "Fund Expenses":

        In addition to any voluntary or contractual fee waivers or expense reimbursements by Victory Capital Management Inc. (each Fund's investment adviser) to limit the Fund's total operating expenses, BISYS Fund Services Ohio, Inc. (the Fund's administrator) or any of the Fund's other service providers may voluntarily waive its fees or reimburse expenses, as permitted by law, in order to reduce the Fund's total operating expenses.

2. The following sentence is added under "How to Buy Shares" on pages 17 and 18:

        The minimum investment required to open an account will be waived for employees of the Adviser and the Administrator, and their affiliates.

























Please keep this supplement with your Prospectus. For more information, please call the Victory Funds at 800-539-3863.



                                  VF-TEFI-SUP1